Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Products Acquisition from Pemex Industrial Transformation	During 2023, CFE acquired the following products from Pemex Industrial Transformation:

Product	2023
Heavy fuel oil	Ps.	20,161,371
Industrial diesel	14,487,493
Other	1,445,771
Fuel oil	466,198
Natural Gas	521,872
Freights	1,125
Total	Ps.	37,083,830

Summary of Retirement and Former Employee Benefits Granted	Retirement post-employment and long-term employee benefits are granted as follows:

	As of December 31,
	2023		2022	2021
Retirement	Ps.	6,493	4,917	4,888
Post-employment	329		166	200
Long-term	1,594		1,681	2,468
	Ps.	8,416	6,764	7,556